Consolidated Statements of Income and Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Revenue
- Third parties	$ 15,821,980	$ 7,360,581
- Related parties		421,105
Total revenue	15,821,980	7,781,686
Cost of revenues	380,072	235,152
Gross profit	15,441,908	7,546,534
Operating expenses
Selling and marketing expenses	245,246	151,489
General and administrative expenses	1,348,862	1,573,262
Total Operating expenses	1,594,108	1,724,751
Income from operations	13,847,800	5,821,783
Other income (expenses)
Interest income on bank deposit	1,273	292
Gain on disposal of a non-operating department		454,836
Other expenses	(301,618)	(741,112)
Interest income from loans to third parties	2,794,134	1,946,974
Total other income, net	2,493,789	1,660,990
Income before income tax expenses	16,341,589	7,482,773
Income tax expenses	2,452,822	1,870,748
Net Income	13,888,767	5,612,025
Other comprehensive loss
Foreign currency translation loss	(1,468,548)	(1,645,416)
Comprehensive Income	$ 12,420,219	$ 3,966,609
Weighted average number of shares, basic and diluted	20,000,000	20,000,000
Basic and diluted earnings per share	$ 0.694	$ 0.281